Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Schedule of related party transactions

The accompanying consolidated statements of (loss) income and comprehensive (loss) income include expenses and revenues to and from related parties for the years ended December 31, 2020, 2019 and 2018 as follows:

	For the Year Ended December 31,
(in thousands)	2020	2019	2018
Revenues	$1,973	$2,373	$2,431
Total revenues from related parties	$1,973	$2,373	$2,431
Cost of services	$(2,137)	$(3,753)	$(4,985)
General and administrative	(231)	(288)	(222)
Total expense from related parties	$(2,368)	$(4,041)	$(5,207)

The accompanying consolidated balance sheets include accruals from related parties as of December 31, 2020 and 2019 as follows:

	As of December 31,
(in thousands)	2020	2019
Current liabilities:
Accounts payable	$2,725	$2,500
Total liabilities from related parties	$2,725	$2,500